Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Private Placement Warrants Liability - USD ($) $ in Thousands	3 Months Ended		5 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jul. 19, 2022
Schedule of Changes in the Fair Value of the Private Placement Warrants Liability [Abstract]
Warrant liabilities at July 19, 2022	$ 11	$ 11	$ 24	$ 24	$ 114
Change in fair value of warrant liabilities		(13)	(90)	(90)
Warrant liabilities at December 31, 2022	$ 11	$ 11	$ 24	$ 24	$ 114